January 30, 2019

ADVANTAGE FUNDS, INC.

Dreyfus Global Multi-Asset Income Fund

Supplement to Current Prospectus

Effective as of the close of business on January 25, 2019 (the "Effective Date"), shares of the fund are not being offered to the public.  However, holders of fund shares who elected on or before the Effective Date to have any dividends and/or other distributions paid by the fund automatically reinvested in shares of the fund will be permitted to continue such automatic reinvestments after the Effective Date.

The fund reserves the right to begin offering its shares to the public at any time.

January 30, 2019

ADVANTAGE FUNDS, INC.

Dreyfus Global Multi-Asset Income Fund

Supplement to Current Statement of Additional Information

Effective as of the close of business on January 25, 2019 (the "Effective Date"), shares of the fund are not being offered to the public.  However, holders of fund shares who elected on or before the Effective Date to have any dividends and/or other distributions paid by the fund automatically reinvested in shares of the fund will be permitted to continue such automatic reinvestments after the Effective Date.

The fund reserves the right to begin offering its shares to the public at any time.